Related-party balances and transactions (Details 1)(Details) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of transactions between related parties [line items]
Payables to related parties	R$ 1,131,246	R$ 476,804
Current payables to related parties	116,383	135,478
Non-current payables to related parties	1,014,863	341,326
Current receivables from related parties	9,082	4,307
Non-current receivables from third parties	R$ 22,767	27,974
BSEC
Disclosure of transactions between related parties [line items]
Borrowings, interest rate	100.00%
Borrowings, adjustment to interest rate basis	2.50%
Due within 31 to 120 days [Member]
Disclosure of transactions between related parties [line items]
Payables to related parties	R$ 70,285	56,390
Due within 121 to 180 days [Member]
Disclosure of transactions between related parties [line items]
Payables to related parties	0	0
Later than six months and not later than one year [member]
Disclosure of transactions between related parties [line items]
Payables to related parties	50,460	86,450
Later than one year [member]
Disclosure of transactions between related parties [line items]
Payables to related parties	1,142,913	383,687
Deposits [Member]
Disclosure of transactions between related parties [line items]
Payables to related parties	1,060,961	420,415
Receivables due from related parties	0	0
Deposits [Member] | Later than six months and not later than one year [member]
Disclosure of transactions between related parties [line items]
Current payables to related parties	46,098	79,089
Deposits [Member] | Later than one year [member]
Disclosure of transactions between related parties [line items]
Non-current payables to related parties	1,014,863	341,326
OFL Participações S.A. [Member]
Disclosure of transactions between related parties [line items]
Payables to related parties	615,057	0
Receivables due from related parties	0	0
Universo Online S.A. [Member]
Disclosure of transactions between related parties [line items]
Payables to related parties	168,117	208,718
Receivables due from related parties	0	0
UOL Cursos Tec. Ed. Ltda. [Member]
Disclosure of transactions between related parties [line items]
Payables to related parties	206,811	127,471
Receivables due from related parties	0	0
Web Jump Desing em Informática Ltda – Deposits [Member]
Disclosure of transactions between related parties [line items]
Payables to related parties	0	8,684
Receivables due from related parties	0	0
Ingresso.com Ltda – Deposits [Member]
Disclosure of transactions between related parties [line items]
Payables to related parties	69,419	30,856
Receivables due from related parties	0	0
Invillia Desenvolvimento de produtos Digitais Ltda – Deposits [Member]
Disclosure of transactions between related parties [line items]
Payables to related parties	0	41,554
Receivables due from related parties	0	0
Invillia Holding Ltda – Deposits [Member]
Disclosure of transactions between related parties [line items]
Payables to related parties	0	3,132
Receivables due from related parties	0	0
Everymind Cons.Sist. LTDA [Member]
Disclosure of transactions between related parties [line items]
Payables to related parties	1,557	0
Receivables due from related parties	0	0
Affiliated companies [Member]
Disclosure of transactions between related parties [line items]
Payables to related parties	70,285	56,390
Receivables due from related parties	31,849	32,281
UOL - Sales of service
Disclosure of transactions between related parties [line items]
Payables to related parties	18,693	15,784
Receivables due from related parties	0	0
Compasso Tecnologia Ltda. - sales of services
Disclosure of transactions between related parties [line items]
Payables to related parties	2,648	646
Receivables due from related parties	0	0
Compass UOL S.A.- sales of services
Disclosure of transactions between related parties [line items]
Payables to related parties	17,982	13,089
Receivables due from related parties	0	0
Invillia Desenvolvimento de produtos Digitais Ltda- sales of services
Disclosure of transactions between related parties [line items]
Payables to related parties	13,909	11,121
Receivables due from related parties	0	0
Edge UOL Tecnologia Ltda - sales of services
Disclosure of transactions between related parties [line items]
Payables to related parties	18	171
Receivables due from related parties	0	0
UOL - shared service costs
Disclosure of transactions between related parties [line items]
Payables to related parties	9,853	8,659
Receivables due from related parties	0	0
Digital Services UOL S.A - borrowing
Disclosure of transactions between related parties [line items]
Payables to related parties	0	0
Receivables due from related parties	31,849	32,281
Others - transactions and services [Member]
Disclosure of transactions between related parties [line items]
Payables to related parties	7,182	6,920
Receivables due from related parties	R$ 0	R$ 0